UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCEHDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought; Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

SELECT VALUE FUND – SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.2%)
Airlines (0.6%)
JetBlue Airways Corp.(a)	75,000	$1,584,000

Automobiles (0.6%)
Ford Motor Co.	125,000	1,687,500

Building Products (1.7%)
Universal Forest Products, Inc.	55,000	4,720,100

Capital Markets (2.2%)
The Bank of New York Mellon Corp.	160,000	5,892,800

Commercial Banks (7.9%)
BB&T Corp.	195,000	6,487,650
Boston Private Financial Holdings, Inc.	300,000	3,435,000
First Interstate BancSystem, Inc. (Class A)	180,000	5,063,400
The PNC Financial Services Group, Inc.	80,000	6,765,600
		21,751,650
Commercial Services & Supplies (1.2%)
Essendant, Inc.	100,000	3,193,000

Communications Equipment (4.6%)
ADTRAN, Inc.	275,000	5,560,500
Cisco Systems, Inc.	250,000	7,117,500
		12,678,000
Construction & Engineering (2.0%)
Fluor Corp.	100,000	5,370,000

Consumer Finance (2.0%)
Capital One Financial Corp.	80,000	5,544,800

Diversified Telecommunication Services (2.5%)
AT&T, Inc.	175,000	6,854,750

Electric Utilities (3.3%)
Exelon Corp.	250,000	8,965,000

Electrical Equipment (2.0%)
Emerson Electric Co.	100,000	5,438,000

Electronic Equipment & Instruments (5.2%)
Corning, Inc.	250,000	5,222,500
Fabrinet(a)	150,000	4,852,500
FLIR Systems, Inc.	125,000	4,118,750
		14,193,750
Energy Equipment & Services (1.0%)
Newpark Resources, Inc.(a)	400,000	1,728,000

	SHARES	VALUE
Unit Corp.(a)	100,000	$881,000
		2,609,000
Food & Staples Retailing (5.1%)
Fred's, Inc. (Class A)	250,000	3,727,500
Wal-Mart Stores, Inc.	150,000	10,273,500
		14,001,000
Food Products (0.6%)
Dean Foods Co.(b)	100,000	1,732,000

Health Care Equipment & Supplies (2.2%)
Invacare Corp.	450,000	5,926,500

Health Care Providers & Services (8.4%)
Owens & Minor, Inc.	150,000	6,063,000
Quest Diagnostics, Inc.	150,000	10,717,500
Triple-S Management Corp. (Class B)(a)	250,000	6,215,000
		22,995,500
Household Durables (1.7%)
PulteGroup, Inc.	250,000	4,677,500

Insurance (4.2%)
Endurance Specialty Holdings, Ltd.	100,000	6,534,000
Principal Financial Group, Inc.	125,000	4,931,250
		11,465,250
Machinery (2.7%)
Oshkosh Corp.	180,000	7,356,600

Marine (1.6%)
Kirby Corp.(a)	75,000	4,521,750

Multiline Retail (2.0%)
Kohl's Corp.	120,000	5,593,200

Multi-Utilities (2.8%)
MDU Resources Group, Inc.	400,000	7,784,000

Oil, Gas & Consumable Fuels (10.5%)
Devon Energy Corp.	70,000	1,920,800
Exxon Mobil Corp.	140,000	11,702,600
Hess Corp.	140,660	7,405,749
Scorpio Tankers, Inc.	932,980	5,439,273
World Fuel Services Corp.	50,000	2,429,000
		28,897,422
Paper & Forest Products (1.9%)
Boise Cascade Co.(a)	250,000	5,180,000

Pharmaceuticals (1.1%)
Pfizer, Inc.	100,000	2,964,000

Real Estate Investment Trusts (REITs) (4.9%)
Digital Realty Trust, Inc.	80,000	7,079,200
Equity Commonwealth(a)	225,000	6,349,500
		13,428,700

		SHARES	VALUE
Semiconductors & Semiconductor Equipment (2.0%)
Photronics, Inc.(a)		525,000	$5,465,250

Software (3.4%)
CA, Inc.		300,000	9,237,000

Specialty Retail (3.1%)
American Eagle Outfitters, Inc.		325,000	5,417,750
Murphy USA, Inc.(a)		50,000	3,072,500
			8,490,250
Thrifts & Mortgage Finance (2.2%)
Washington Federal, Inc.		270,000	6,115,500

TOTAL COMMON STOCKS
(Cost $229,470,972)			$266,313,772

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.3%)
Time Deposits (2.3%)
Citibank (Grand Cayman)(c)(d)	0.14%	$6,454,093	$6,454,093

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,454,093)			$6,454,093

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)
Registered Investment Companies (0.4%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(e)	0.13%	1,205,469	$1,205,469

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $1,205,469)			$1,205,469

TOTAL INVESTMENTS - (99.9%)
(Cost $237,130,534)			$273,973,334
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			139,494
TOTAL NET ASSETS - (100.0%)			$274,112,828

HEARTLAND MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.5%)
Aerospace & Defense (2.1%)
Textron, Inc.	2,564	$93,483

Beverages (0.6%)
Molson Coors Brewing Co. (Class B)	291	27,988

Building Products (2.1%)
Owens Corning	1,959	92,622

Chemicals (1.8%)
Olin Corp.	4,701	81,656

Commercial Banks (9.0%)
Huntington Bancshares, Inc.	13,394	127,779
Popular, Inc.	4,295	122,880
SunTrust Banks, Inc.	1,947	70,248
Zions Bancorporation	3,282	79,457
		400,364
Commercial Services & Supplies (3.4%)
Brady Corp. (Class A)	2,418	64,899
Essendant, Inc.	2,730	87,169
		152,068
Communications Equipment (1.1%)
Brocade Communications Systems, Inc.	4,419	46,753

Computers & Peripherals (4.0%)
Diebold, Inc.	3,629	104,914
Lexmark International, Inc. (Class A)	2,218	74,148
		179,062
Construction & Engineering (2.2%)
Fluor Corp.	1,805	96,928

Containers & Packaging (2.0%)
Avery Dennison Corp.	595	42,906
Bemis Co., Inc.	877	45,411
		88,317
Electric Utilities (5.0%)
FirstEnergy Corp.	4,785	172,117
Xcel Energy, Inc.	1,177	49,222
		221,339
Electronic Equipment & Instruments (4.1%)
Avnet, Inc.	2,782	123,243
AVX Corp.	4,827	60,675
		183,918
Energy Equipment & Services (6.7%)
FMC Technologies, Inc.(a)	2,513	68,756
Joy Global, Inc.	3,615	58,093
Patterson-UTI Energy, Inc.	2,689	47,380
RPC, Inc.	7,710	109,328
Unit Corp.(a)	1,488	13,109
		296,666
	SHARES	VALUE
Food Products (3.4%)
Bunge, Ltd.	1,125	$63,754
Dean Foods Co.	5,197	90,012
		153,766
Health Care Providers & Services (6.4%)
Owens & Minor, Inc.	2,902	117,299
Quest Diagnostics, Inc.	2,357	168,407
		285,706
Insurance (9.9%)
Assurant, Inc.	1,380	106,467
Endurance Specialty Holdings, Ltd.	2,064	134,862
Principal Financial Group, Inc.	2,279	89,906
Reinsurance Group of America, Inc.	1,128	108,570
		439,805
IT Services (2.6%)
ManTech International Corp. (Class A)	1,342	42,930
The Western Union Co.	3,878	74,807
		117,737
Machinery (2.7%)
Oshkosh Corp.	1,875	76,631
Parker-Hannifin Corp.	410	45,543
		122,174
Metals & Mining (2.1%)
Alcoa, Inc.	9,728	93,194

Multiline Retail (1.5%)
Kohl's Corp.	1,390	64,788

Oil, Gas & Consumable Fuels (4.4%)
Cabot Oil & Gas Corp.	3,465	78,690
Euronav NV	3,348	34,284
Hess Corp.	1,557	81,976
		194,950
Professional Services (2.0%)
The Dun & Bradstreet Corp.	862	88,855

Real Estate Investment Trusts (REITs) (9.6%)
Columbia Property Trust, Inc.	1,902	41,825
Digital Realty Trust, Inc.	1,518	134,328
Equity Commonwealth(a)	6,327	178,548
Sun Communities, Inc.	1,045	74,832
		429,533
Software (2.9%)
CA, Inc.	4,259	131,135

Specialty Retail (4.7%)
Abercrombie & Fitch Co. (Class A)	2,090	65,919
Murphy USA, Inc.(a)	1,723	105,878
Staples, Inc.	3,397	37,469
		209,266
Thrifts & Mortgage Finance (2.2%)
Washington Federal, Inc.	4,350	98,528

TOTAL COMMON STOCKS
(Cost $4,419,180)		$4,390,601

		SHARES
	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.7%)
Time Deposits (1.7%)
Wells Fargo (Grand Cayman)(c)(d)	0.14%	$77,118	$77,118

TOTAL SHORT-TERM INVESTMENTS
(Cost $77,118)			$77,118

TOTAL INVESTMENTS - (100.2%)
(Cost $4,496,298)			$4,467,719
OTHER ASSETS AND LIABILITIES, NET – (-0.2%)			(7,899)
TOTAL NET ASSETS - (100.0%)			$4,459,820

VALUE PLUS FUND – SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (100.2%)
Building Products (3.2%)
Quanex Building Products Corp.(f)	1,150,000	$19,964,000

Commercial Banks (13.9%)
Berkshire Hills Bancorp, Inc.	475,000	12,772,750
Capital Bank Financial Corp. (Class A)	450,000	13,882,500
CenterState Banks, Inc.	1,575,000	23,451,750
Old National Bancorp	1,200,000	14,628,000
Union Bankshares Corp.	875,000	21,551,250
		86,286,250
Commercial Services & Supplies (2.4%)
Brady Corp. (Class A)	550,000	14,762,000

Communications Equipment (1.6%)
InterDigital, Inc.	175,000	9,738,750

Construction & Engineering (3.1%)
Granite Construction, Inc.	400,000	19,120,000

Consumer Finance (2.5%)
Cash America International, Inc.	400,000	15,456,000

Diversified Consumer Services (6.7%)
Regis Corp.(a)(f)	2,750,000	41,772,500

Electric Utilities (3.6%)
El Paso Electric Co.	375,000	17,205,000
Portland General Electric Co.	125,000	4,936,250
		22,141,250
Electrical Equipment (2.8%)
Encore Wire Corp.	450,000	17,518,500

Electronic Equipment & Instruments (5.0%)
CTS Corp.	50,000	787,000
Park Electrochemical Corp.(f)	1,875,000	30,018,750
		30,805,750
Energy Equipment & Services (3.4%)
CARBO Ceramics, Inc.	800,000	11,360,000
Gulf Island Fabrication, Inc.(f)	788,649	6,190,895
Patterson-UTI Energy, Inc.	200,000	3,524,000
		21,074,895
Food & Staples Retailing (1.8%)
Fred's, Inc. (Class A)	750,000	11,182,500

Food Products (2.1%)
Dean Foods Co.	750,000	12,990,000
	SHARES	VALUE
Health Care Equipment & Supplies (3.2%)
Invacare Corp.(f)	1,500,000	$19,755,000

Health Care Providers & Services (0.6%)
Owens & Minor, Inc.	100,000	4,042,000

Household Durables (4.4%)
MDC Holdings, Inc.	1,100,000	27,566,000

Insurance (3.3%)
OneBeacon Insurance Group, Ltd. (Class A)(f)	1,600,000	20,368,000

IT Services (4.5%)
ManTech International Corp. (Class A)(f)	870,000	27,831,300

Leisure Equipment & Products (0.6%)
Callaway Golf Co.	400,000	3,648,000

Machinery (3.2%)
Dynamic Materials Corp.(f)	500,000	3,240,000
ESCO Technologies, Inc.	425,000	16,566,500
		19,806,500
Metals & Mining (5.6%)
Haynes International, Inc.	172,922	6,311,653
Materion Corp.	900,000	23,832,000
Schnitzer Steel Industries, Inc. (Class A)	250,000	4,610,000
		34,753,653
Oil, Gas & Consumable Fuels (5.1%)
WPX Energy, Inc.(a)	4,500,000	31,455,000

Professional Services (9.6%)
Heidrick & Struggles International, Inc.(f)	1,450,000	34,365,000
Resources Connection, Inc.(f)	1,600,000	24,896,000
		59,261,000
Real Estate Investment Trusts (REITs) (6.3%)
Corrections Corp. of America	325,000	10,416,250
Equity Commonwealth(a)	300,000	8,466,000
Lamar Advertising Co. (Class A)	150,000	9,225,000
Potlatch Corp.	350,000	11,025,000
		39,132,250
Specialty Retail (1.7%)
American Eagle Outfitters, Inc.	650,000	10,835,500

TOTAL COMMON STOCKS
(Cost $608,145,933)		$621,266,598

TOTAL INVESTMENTS - (100.2%)
(Cost $608,145,933)		$621,266,598
OTHER ASSETS AND LIABILITIES, NET - (-0.2%)		(1,103,596)
TOTAL NET ASSETS - (100.0%)		$620,163,002

VALUE FUND – SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.1%)
Aerospace & Defense (1.9%)
AAR Corp.	500,000	$11,635,000
CPI Aerostructures, Inc.(a)(f)	491,962	3,606,082
		15,241,082
Auto Components (1.3%)
Spartan Motors, Inc.	750,000	2,962,500
Stoneridge, Inc.(a)	500,000	7,280,000
		10,242,500
Beverages (2.2%)
MGP Ingredients, Inc.(g)	500,000	12,120,000
Primo Water Corp.(a)	500,000	5,045,000
		17,165,000
Biotechnology (0.3%)
ImmuCell Corp.(a)	203,100	1,391,235
Mesoblast, Ltd. (AUD)(a)(c)(h)	500,000	978,202
		2,369,437
Capital Markets (0.6%)
Safeguard Scientifics, Inc.(a)	350,000	4,637,500

Commercial Banks (12.8%)
Boston Private Financial Holdings, Inc.	1,000,000	11,450,000
Brookline Bancorp, Inc.	62,700	690,327
Capital City Bank Group, Inc.	600,000	8,754,000
CoBiz Financial, Inc.	500,000	5,910,000
Heritage Financial Corp.	478,000	8,398,460
MainSource Financial Group, Inc.	523,744	11,045,761
Pacific Continental Corp.	734,893	11,853,824
People's Utah Bancorp	150,000	2,374,500
TCF Financial Corp.	1,200,000	14,712,000
The Bancorp, Inc.(a)	650,000	3,718,000
TriCo Bancshares	377,320	9,553,742
TriState Capital Holdings, Inc.(a)	1,000,000	12,600,000
		101,060,614
Commercial Services & Supplies (1.8%)
Hudson Technologies, Inc.(a)(f)(i)	2,500,000	8,200,000
Perma-Fix Environmental Services(a)(f)(i)	860,000	3,182,000
TRC Cos., Inc.(a)	400,000	2,900,000
		14,282,000
Communications Equipment (2.6%)
Acacia Research Corp.(f)	5,000,000	18,950,000
PC-Tel, Inc.	383,903	1,835,056
		20,785,056
Construction & Engineering (1.6%)
Argan, Inc.	262,111	9,215,823
Northwest Pipe Co.(a)	400,000	3,688,000
		12,903,823

	SHARES	VALUE
Diversified Consumer Services (3.5%)
Lincoln Educational Services Corp.(a)(f)	2,250,000	$5,580,000
Regis Corp.(a)	1,000,000	15,190,000
Universal Technical Institute, Inc.(f)	1,500,000	6,465,000
		27,235,000
Diversified Financial Services (0.3%)
Collection House, Ltd. (AUD)(c)(h)	3,671,436	2,679,674

Electrical Equipment (1.6%)
Hydrogenics Corp.(a)(f)	1,250,000	10,225,000
Pioneer Power Solutions, Inc.(a)(f)(i)	500,000	2,525,000
		12,750,000
Electronic Equipment & Instruments (3.0%)
CUI Global, Inc.(a)(f)	1,250,000	10,100,000
Radisys Corp.(a)(f)	2,000,000	7,900,000
SuperCom, Ltd.(a)	500,000	1,990,000
Wasion Group Holdings, Ltd. (HKD)(c)(h)	7,500,000	3,972,516
		23,962,516
Energy Equipment & Services (1.8%)
CARBO Ceramics, Inc.(g)	400,000	5,680,000
Willbros Group, Inc.(a)(f)	3,875,563	8,254,949
		13,934,949
Food & Staples Retailing (1.9%)
Fred's, Inc. (Class A)	1,000,000	14,910,000

Food Products (1.6%)
Hanover Foods Corp. (Class A)(c)(i)	49,250	4,567,938
Landec Corp.(a)	750,000	7,875,000
		12,442,938
Gas Utilities (2.5%)
South Jersey Industries, Inc.	700,000	19,915,000

Health Care Equipment & Supplies (6.3%)
Accuray, Inc.(a)	2,100,000	12,138,000
Fukuda Denshi Co., Ltd. (JPY)(c)(h)	194,100	10,182,564
Invacare Corp.	1,200,000	15,804,000
Trinity Biotech PLC (ADR)	1,000,000	11,660,000
		49,784,564
Health Care Providers & Services (2.7%)
Digirad Corp.(f)	1,400,000	6,944,000
Interpace Diagnostics Group, Inc.(a)(f)	1,490,000	417,200
Sharps Compliance Corp.(a)	43,030	236,665
The Ensign Group, Inc.	599,000	13,561,360
		21,159,225
Hotels, Restaurants & Leisure (1.3%)
Bravo Brio Restaurant Group, Inc.(a)	700,000	5,425,000
Jamba, Inc.(a)	400,000	4,944,000
		10,369,000
Household Durables (2.4%)
MDC Holdings, Inc.	400,000	10,024,000
	SHARES	VALUE
WCI Communities, Inc.(a)	500,000	$9,290,000
		19,314,000
Household Products (0.4%)
Oil-Dri Corp. of America	100,000	3,378,000

Insurance (3.4%)
Conifer Holdings, Inc.(a)(f)	500,000	3,265,000
Donegal Group, Inc. (Class A)	300,000	4,314,000
OneBeacon Insurance Group, Ltd. (Class A)	1,000,000	12,730,000
State Auto Financial Corp.	300,000	6,618,000
		26,927,000
Internet Software & Services (1.5%)
RetailMeNot, Inc.(a)	1,100,000	8,811,000
TechTarget, Inc.(a)	370,000	2,745,400
		11,556,400
IT Services (2.8%)
Ciber, Inc.(a)	2,500,000	5,275,000
Computer Task Group, Inc.	601,332	3,072,807
NCI, Inc. (Class A)(f)	573,297	8,031,891
StarTek, Inc.(a)(f)(i)	1,400,000	5,880,000
		22,259,698
Life Sciences Tools & Services (1.9%)
Cambrex Corp.(a)	200,000	8,800,000
Harvard Bioscience, Inc.(a)(f)	2,054,222	6,203,750
		15,003,750
Machinery (3.2%)
Dynamic Materials Corp.	100,000	648,000
H2O Innovation, Inc. (CAD)(a)(h)	250,000	211,742
Jason Industries, Inc.(a)	1,000,000	3,500,000
Lydall, Inc.(a)	436,229	14,186,167
MFRI, Inc.(a)	84,987	594,909
Supreme Industries, Inc. (Class A)	700,000	6,188,000
		25,328,818
Metals & Mining (2.0%)
IAMGOLD Corp. (CAD)(a)(h)	1,500,000	3,303,176
Olympic Steel, Inc.	400,000	6,924,000
Teranga Gold Corp. (CAD)(a)(h)	10,000,000	5,620,789
		15,847,965
Multi-Utilities (2.5%)
MDU Resources Group, Inc.	1,000,000	19,460,000

Oil, Gas & Consumable Fuels (1.2%)
Aegean Marine Petroleum Network, Inc.	700,000	5,299,000
DHT Holdings, Inc.	750,000	4,320,000
		9,619,000
Paper & Forest Products (0.7%)
Western Forest Products, Inc. (CAD)(h)	3,000,000	5,335,900

	SHARES	VALUE
Pharmaceuticals (1.4%)
Flamel Technologies SA (Sponsored ADR)(a)	500,000	$5,520,000
Juniper Pharmaceuticals, Inc.(a)	213,853	1,413,568
TherapeuticsMD, Inc.(a)	600,000	3,840,000
		10,773,568
Professional Services (3.4%)
Barrett Business Services, Inc.(f)	500,000	14,375,000
Hudson Global, Inc.(f)(i)	2,881,768	6,829,790
RCM Technologies, Inc.(f)(i)	1,100,000	5,841,000
		27,045,790
Real Estate Investment Trusts (REITs) (4.1%)
CareTrust REIT, Inc.	2,000,000	25,400,000
Jernigan Capital, Inc.(f)	465,000	7,263,300
		32,663,300
Real Estate Management & Development (2.7%)
AV Homes, Inc.(a)	750,000	8,520,000
Kennedy Wilson Europe Real Estate PLC (GBP)(c)(h)	500,000	8,390,707
Kennedy-Wilson Holdings, Inc.	200,000	4,380,000
		21,290,707
Road & Rail (0.7%)
Marten Transport, Ltd.	300,000	5,616,000

Semiconductors & Semiconductor Equipment (1.7%)
CyberOptics Corp.(a)(f)	469,000	4,375,770
DSP Group, Inc.(a)	750,000	6,840,000
Pixelworks, Inc.(a)	1,001,400	2,193,066
		13,408,836
Software (3.4%)
AVG Technologies NV(a)	550,000	11,412,500
Rovi Corp.(a)	750,000	15,382,500
		26,795,000
Specialty Retail (3.8%)
Christopher & Banks Corp.(a)	1,000,000	2,390,000
Destination Maternity Corp.	400,000	2,736,000
Indigo Books & Music, Inc. (CAD)(a)(h)	181,200	2,076,039
Outerwall, Inc.(g)	250,000	9,247,500
Sonic Automotive, Inc. (Class A)	750,000	13,860,000
		30,309,539
Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.(a)	100,000	962,000

Thrifts & Mortgage Finance (1.4%)
HF Financial Corp.	341,900	6,154,200
MGIC Investment Corp.(a)	600,000	4,602,000
		10,756,200
Trading Companies & Distributors (0.8%)
Transcat, Inc.(a)(f)(i)	600,000	6,084,000

TOTAL COMMON STOCKS
(Cost $756,608,367)		$767,565,349
		SHARES
	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.6%)
Time Deposits (2.6%)
Citibank (Grand Cayman)(c)(d)	0.14%	$20,518,319	$20,518,319

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,518,319)			$20,518,319

TOTAL INVESTMENTS - (99.7%)
(Cost $777,126,686)			$788,083,668
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			2,043,897
TOTAL NET ASSETS - (100.0%)			$790,127,565

HEARTLAND INTERNATIONAL VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (92.8%)
Australia (1.5%)
Collection House, Ltd. (AUD)(c)(h)	450,000	$328,442

Austria (4.0%)
Schoeller-Bleckmann Oilfield Equipment AG (EUR)(c)(h)	5,000	304,089
Semperit Holding AG (EUR)(h)	14,000	541,640
		845,729
Belgium (2.1%)
D'ieteren SA (EUR)(c)(h)	10,500	441,442

Canada (9.6%)
Agnico-Eagle Mines, Ltd. (CAD)(h)(j)	10,000	361,810
Mandalay Resources Corp. (CAD)(h)	700,000	479,692
Reitmans Canada, Ltd. (Class A) (CAD)(h)	125,000	389,798
Total Energy Services, Inc. (CAD)(h)	45,000	415,784
Whitecap Resources, Inc. (CAD)(h)	70,000	417,170
		2,064,254
Colombia (1.4%)
Grupo Nutresa SA (COP)(h)(j)	35,000	295,583

France (2.7%)
EuropaCorp (EUR)(a)(c)(h)	115,000	573,815

Germany (4.6%)
Deutz AG (EUR)(c)(h)	125,000	589,794
KSB AG (EUR)(c)(h)	1,000	387,308
		977,102
Great Britain (8.9%)
Arrow Global Group PLC (GBP)(c)(h)	180,000	646,384
Chemring Group PLC (GBP)(h)	330,000	628,001
Stock Spirits Group PLC (GBP)(c)(h)	300,000	631,239
		1,905,624
Hong Kong (14.1%)
China ZhengTong Auto Services Holdings, Ltd. (HKD)(c)(h)	1,350,000	516,440
Clear Media, Ltd. (HKD)(c)(h)	600,000	518,671
Far East Consortium International, Ltd. (HKD)(c)(h)	1,600,000	514,918
Keck Seng Investments (HKD)(h)	1,200,000	863,181
Wasion Group Holdings, Ltd. (HKD)(c)(h)	1,150,000	609,119
		3,022,329
	SHARES	VALUE
Ireland (3.5%)
Trinity Biotech PLC (ADR)	65,000	$757,900

Israel (2.5%)
SuperCom, Ltd.(a)	135,000	537,300

Italy (3.0%)
Danieli & C Officine Meccaniche SpA (EUR)(c)(h)	30,000	630,364

Japan (23.7%)
Akebono Brake Industry Co., Ltd. (JPY)(a)(c)(h)	120,000	288,147
Anritsu Corp. (JPY)(c)(h)	110,000	604,426
Fuji Pharma Co., Ltd. (JPY)(c)(h)	25,000	421,404
Japan Pure Chemical Co., Ltd. (JPY)(c)(h)	16,000	289,787
Kurita Water Industries, Ltd. (JPY)(c)(h)	20,000	455,549
Medikit Co., Ltd. (JPY)(h)	12,000	384,913
Nabtesco Corp. (JPY)(c)(h)(j)	25,000	560,759
Nippon Seiki Co., Ltd. (JPY)(c)(h)	22,000	425,829
Takamatsu Construction Group Co., Ltd. (JPY)(c)(h)	25,000	538,548
The Bank of Kyoto, Ltd. (JPY)(c)(h)	75,000	488,967
Yushin Precision Equipment Co., Ltd. (JPY)(c)(h)	34,000	611,996
		5,070,325
South Korea (5.1%)
Mirae Asset Securities Co., Ltd. (KRW)(c)(h)	26,039	532,147
Samsung Securities Co., Ltd. (KRW)(c)(h)	3,000	104,856
Sung Kwang Bend Co., Ltd. (KRW)(c)(h)	45,000	462,704
		1,099,707
Taiwan (6.1%)
Green Seal Holding, Ltd. (TWD)(c)(h)	190,000	743,749
Teco Electric and Machinery Co., Ltd. (TWD)(c)(h)	700,000	570,666
		1,314,415
TOTAL COMMON STOCKS
(Cost $20,166,784)		$19,864,331

PREFERRED STOCK (2.4%)
Brazil (2.4%)
Banco ABC Brasil SA (BRL)(a)(h)	60,000	205,248
Cia de Saneamento do Parana (BRL)(a)(h)	282,700	299,553
		504,801
TOTAL PREFERRED STOCK
(Cost $742,207)		$504,801
		SHARES
	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.7%)
Time Deposits (3.7%)
Cititbank (Grand Cayman)(c)(d)	0.14%	$801,786	$801,786

TOTAL SHORT-TERM INVESTMENTS
(Cost $801,786)			$801,786

TOTAL INVESTMENTS - (98.9%)
(Cost $21,710,777)			$21,170,918
OTHER ASSETS AND LIABILITIES, NET - (1.1%)			239,902
TOTAL NET ASSETS - (100.0%)			$21,410,820

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Loaned security; a portion or all of the security was on loan at March 31, 2016. See Note 5 in Notes to Schedules of Investments.
(c)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of March 31, 2016.
(f)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(g)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $19,567,500 as of March 31, 2016. See Note 4 in Notes to Schedules of Investments.
(h)	Traded in a foreign country.
(i)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(j)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $1,143,706 as of March 31, 2016. See Note 4 in Notes to Schedules of Investments.
Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited.
NV	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.
SpA	Societa per Azione.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	Taiwan Dollar

Percentages are stated as a percent of net assets. Sector and Industry classifications as determined by Heartland Advisors may reference data from sources such as FactSet Research Systems, Inc. or the Global Industry Classification Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International. Sector allocations are a percentage of equity investments and subject to change.

See Notes to Schedules of Investments.

INTERNATIONAL VALUE FUND - SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2016 (Unaudited)

			EXPIRATION	UNDERLYING FACE AMOUNT	UNREALIZED
DESCRIPTION	POSITION	CONTRACTS	DATE	AT VALUE*	DEPRECIATION
Euro FX Currency Future	Short	(8)	6/14/16	$(1,141,200)	$(51,045)
				$(1,141,200)	$(51,045)

* See Note 4 in Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized), each of which is a diversified fund, are issued by the Corporation. The Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund offer Investor Class and Institutional Class shares. The International Value Fund offers Investor Class shares. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Predecessor Fund”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund’s fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010. The inception date of the Mid Cap Value Fund is October 31, 2014.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of ASC 946.

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the Composite Market price as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances, that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At March 31, 2016, the Value Fund had 5.46% of net assets that were illiquid as defined pursuant to guidelines established by the Board.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of March 31, 2016, the Funds did not hold any restricted securities.

(f)

As of March 31, 2016, the International Value Fund has restricted cash in the amount of $28,400. The restricted cash represents collateral pledged in relation to derivatives and/or securities with extended settlement dates. The carrying value of the restricted cash approximates fair value.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

SELECT VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$266,313,772	$–	$–	$266,313,772
Investments Purchased with Cash Collateral from Securities Loaned	1,205,469	–	–	1,205,469
Short-Term Investments	–	6,454,093	–	6,454,093
Total	$267,519,241	$6,454,093	$–	$273,973,334

MID CAP VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$4,390,601	$–	$–	$4,390,601
Short-Term Investments	–	77,118	–	77,118
Total	$4,390,601	$77,118	$–	$4,467,719

VALUE PLUS FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$621,266,598	$–	$–	$621,266,598
Total	$621,266,598	$–	$–	$621,266,598

VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$736,793,748	$30,771,601	$–	$767,565,349
Short-Term Investments	–	20,518,319	–	20,518,319
Total	$736,793,748	$51,289,920	$–	$788,083,668

Other Financial Instruments(4)
Liabilities
Written Options	$(345,000)	$(575,000)	$–	$(920,000)
Total	$(345,000)	$(575,000)	$–	$(920,000)

INTERNATIONAL VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks
Australia	$–	$328,442	$–	$328,442
Austria	541,640	304,089	–	845,729
Belgium	–	441,442	–	441,442
Canada	2,064,254	–	–	2,064,254
Colombia	295,583	–	–	295,583
France	–	573,815	–	573,815
Germany	–	977,102	–	977,102
Great Britain	628,001	1,277,623	–	1,905,624
Hong Kong	863,181	2,159,148	–	3,022,329
Ireland	757,900	–	–	757,900
Israel	537,300	–	–	537,300
Italy	–	630,364	–	630,364
Japan	384,913	4,685,412	–	5,070,325
South Korea	–	1,099,707	–	1,099,707
Taiwan	–	1,314,415	–	1,314,415
Preferred Stock	504,801	–	–	504,801
Short-Term Investments	–	801,786	–	801,786
Total	$6,577,573	$14,593,345	$–	$21,170,918

Other Financial Instruments(4)
Liabilities
Futures Contracts	$(51,045)	$–	$–	$(51,045)
Total	$(51,045)	$–	$–	$(51,045)

(1)	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of March 31, 2016 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

(2)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(3)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three months ended March 31, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls and futures, which are valued at net unrealized appreciation (depreciation).

Security amounts in the Value Fund and International Value Fund that were transferred into and out of Levels 1 and 2 at March 31, 2016 were as follows:

VALUE FUND	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$–	$4,567,938	$4,567,938	$–
Total	$–	$4,567,938	$4,567,938	$–

INTERNATIONAL VALUE FUND	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$628,001	$1,664,931	$1,664,931	$628,001
Total	$628,001	$1,664,931	$1,664,931	$628,001

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash fiows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of March 31, 2016, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average notional amount of short futures contracts held by the International Value Fund during the three months ended March 31, 2016 was $1,271,848. As of March 31, 2016, the Select Value, Mid Cap Value, Value Plus, and Value Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fair value of derivative instruments held by the International Value Fund as reported in the Schedule of Open Futures Contracts as of March 31, 2016 was as follows:

		Asset Derivatives	Liability Derivatives
Risk Exposure		Unrealized Appreciation*	Unrealized Depreciation*
Foreign Exchange Currency Contracts - Futures	Receivable from variation margin	$–	$(51,045)
Total		$–	$(51,045)

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the three months ended March 31, 2016:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2015	2,000	$393,993
Options Written	18,478	1,670,883
Options Expired	(2,000)	(393,993)
Options Closed	(2,000)	(197,356)
Options Exercised	(8,478)	(571,657)
Balance at March 31, 2016	8,000	$901,870

	VALUE FUND
	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE*
CARBO Ceramics, Inc., $28, 04/15/16 (Covered Call)	(3,000)	(75,000)
MGP Ingredients Inc., $25, 05/20/16 (Covered Call)	(2,500)	(312,500)
Outerwall, Inc., $35, 04/15/16 (Covered Call)	(1,000)	(345,000)
Outerwall, Inc., $40, 04/15/16 (Covered Call)	(1,500)	(187,500)
Total Written Options	(8,000)	$(920,000)

*	Amounts reflect a liability of the Fund.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2016:

	REMAINING CONTRACTUAL MATURITY OF THE LENDING AGREEMENT
	OVERNIGHT &			GREATER THAN
SELECT VALUE FUND	CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$1,172,962	$–	$–	$–	$1,172,962
Total Loans					1,172,962
Gross amount of recognized liabilities for securities lending (collateral received)					$1,205,469
Amounts due to counterparty					$32,507

(6)	INVESTMENT TRANSACTIONS

During the three months ended March 31, 2016, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$49,939,976	$68,066,775
Mid Cap Value Fund	551,420	714,237
Value Plus Fund	132,322,433	467,567,466
Value Fund	56,112,164	102,172,290
International Value Fund	3,517,855	4,807,286

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of March 31, 2016 are noted below.

				NET APPRECIATION
		GROSS	GROSS	(DEPRECIATION) OF FOREIGN	NET TAX UNREALIZED
FUND	TAX COST OF INVESTMENTS	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	CURRENCY AND DERIVATIVES	APPRECIATION ON INVESTMENTS
Select Value Fund	$237,355,268	$47,241,063	$(10,622,997)	$–	$36,618,066
Mid Cap Value Fund	4,519,182	288,219	(339,682)	–	(51,463)
Value Plus Fund	609,658,128	112,312,471	(100,704,001)	–	11,608,470
Value Fund	789,049,781	143,407,544	(144,373,657)	–	(966,113)
International Value Fund	22,698,757	1,203,733	(2,731,572)	(51,045)	(1,578,884)

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the three months ended March 31, 2016. The Select Value, Mid Cap Value, and International Value Funds had no transactions with affiliates during the same period.

VALUE PLUS FUND
	SHARE BALANCE			SHARE BALANCE		REALIZED
SECURITY NAME	AT JANUARY 1, 2016	PURCHASES	SALES	AT MARCH 31, 2016	DIVIDENDS	GAINS (LOSSES)
Dynamic Materials Corp.	850,000	–	350,000	500,000	$10,000	$(5,357,711)
Gulf Island Fabrication, Inc.	899,996	–	111,347	788,649	7,886	(2,512,150)
Heidrick & Struggles International, Inc.	1,675,000	–	225,000	1,450,000	208,000	(606,445)
Invacare Corp.	1,950,000	–	450,000	1,500,000	–	(3,996,944)
ManTech International Corp. (Class A)	1,225,000	–	355,000	870,000	189,000	799,293
OneBeacon Insurance Group, Ltd. (Class A)	1,932,529	–	332,529	1,600,000	346,500	(1,016,233)
Park Electrochemical Corp.	1,900,000	–	25,000	1,875,000	187,500	(358,187)
Quanex Building Products Corp.	2,175,000	–	1,025,000	1,150,000	50,000	(191,347)
Regis Corp.	4,000,000	–	1,250,000	2,750,000	–	(4,102,181)
Resources Connection, Inc.	1,950,000	–	350,000	1,600,000	185,000	673,850
					$1,183,886	$(16,668,055)

VALUE FUND
	SHARE BALANCE			SHARE BALANCE		REALIZED
SECURITY NAME	AT JANUARY 1, 2016	PURCHASES	SALES	AT MARCH 31, 2016	DIVIDENDS	GAINS (LOSSES)
Acacia Research Corp.	4,600,000	400,000	–	5,000,000	$–	$–
Barrett Business Services, Inc.	500,000	–	–	500,000	110,000	–
Conifer Holdings, Inc.	388,768	111,232	–	500,000	–	–
CPI Aerostructures, Inc.	400,000	91,962	–	491,962	–	–
CUI Global, Inc.	1,250,000	–	–	1,250,000	–	–
CyberOptics Corp.	550,000	–	81,000	469,000	–	64,706
Digirad Corp.	1,400,000	–	–	1,400,000	70,000	–
Harvard Bioscience, Inc.	2,000,000	54,222	–	2,054,222	–	–
Hudson Global, Inc.	2,881,768	–	–	2,881,768	144,088	–
Hudson Technologies, Inc	2,500,000	–	–	2,500,000	–	–
Hydrogenics Corp.	1,107,400	142,600	–	1,250,000	–	–
Interpace Diagnostics Group, Inc.	1,490,000	–	–	1,490,000	–	–
Jernigan Capital, Inc.	465,000	–	–	465,000	162,750	–
Lincoln Educational Services Corp.	2,136,153	113,847	–	2,250,000	–	–
NCI, Inc. (Class A)	573,297	–	–	573,297	85,995	–
Perma-Fix Environmental Services	860,000	–	–	860,000	–	–
Pioneer Power Solutions, Inc.	500,000	–	–	500,000	–	–
Radisys Corp.	1,446,229	553,771	–	2,000,000	–	–
RCM Technologies, Inc.	1,100,000	–	–	1,100,000	–	–
StarTek, Inc.	1,400,000	–	–	1,400,000	–	–
Transcat, Inc.	600,000	–	–	600,000	–	–
Universal Technical Institute, Inc.	1,418,937	81,063	–	1,500,000	30,000	–
Willbros Group, Inc.	3,875,563	–	–	3,875,563	–	–
					$602,833	$64,706

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	April 29, 2016

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	April 29, 2016